Revenue and government financing for research expenditures - Disclosure of Variance of Deferred Revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue – current portion	€ 5,865	€ 6,560	€ 12,500
Deferred revenue – non-current portion	4,618	7,921	25,413
Deferred revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	14,481	37,913	43,973
Recognition in P&L	(12,373)	(40,129)	(7,497)
Proceeds	8,200	47,687	353
Transfer from collaboration liabilities	173	(30,989)	1,084
Contract liabilities at end of period	10,483	14,481	37,913
Deferred revenue | Monalizumab
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	14,481	20,159	26,572
Recognition in P&L	(9,499)	(22,376)	(7,497)
Proceeds	0	47,687	0
Transfer from collaboration liabilities	173	(30,989)	1,084
Contract liabilities at end of period	5,155	14,481	20,159
Deferred revenue | IPH5201
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	0	0
Recognition in P&L		0
Proceeds		0
Transfer from collaboration liabilities		0
Contract liabilities at end of period		0	0
Deferred revenue | Preclinical molecules
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	0	17,400	17,400
Recognition in P&L		(17,400)	0
Proceeds		0	0
Transfer from collaboration liabilities		0	0
Contract liabilities at end of period		0	17,400
Deferred revenue | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	0	353	0
Recognition in P&L		(353)	0
Proceeds		0	353
Transfer from collaboration liabilities		0	0
Contract liabilities at end of period		0	€ 353
Deferred revenue | Sanofi options
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	0
Recognition in P&L	(2,500)
Proceeds	5,000
Transfer from collaboration liabilities	0
Contract liabilities at end of period	2,500	0
Deferred revenue | Sanofi services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	0
Recognition in P&L	(374)
Proceeds	3,200
Transfer from collaboration liabilities	0
Contract liabilities at end of period	€ 2,826	€ 0